UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 152 West 57th Street, 46th Floor
         New York, NY  10019

13F File Number:  28-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-277-5660

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     August 05, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $94,506 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABIOMED INC                    COM              003654100     1775   100000 SH       SOLE                   100000        0        0
ALTRA HOLDINGS INC             COM              02208R106     4425   263248 SH       SOLE                   252248        0    11000
ASSISTED LIVING CONCPT NEV N   CL A             04544X102     3102   563990 SH       SOLE                   549790        0    14200
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     9087   431686 SH       SOLE                   419586        0    12100
CACI INTL INC                  CL A             127190304     3222    70400 SH       SOLE                    70400        0        0
DOMTAR CORP                    COM              257559104     1875   344110 SH       SOLE                   333810        0    10300
DTS INC                        COM              23335C101     2763    88232 SH       SOLE                    84832        0     3400
DUFF & PHELPS CORP NEW         CL A             26433B107     1877   113363 SH       SOLE                   113363        0        0
EMERITUS CORP                  COM              291005106     2004   137048 SH       SOLE                   133148        0     3900
FIVE STAR QUALITY CARE INC     COM              33832D106     1078   228000 SH       SOLE                   228000        0        0
HANESBRANDS INC                COM              410345102     1086    40000 SH       SOLE                    40000        0        0
HAYNES INTERNATIONAL INC       COM NEW          420877201     2612    45391 SH       SOLE                    43741        0     1650
HECKMANN CORP                  COM              422680108     2773   309500 SH       SOLE                   309500        0        0
HECKMANN CORP                  *W EXP 11/09/201 422680116      589   230800 SH       SOLE                   230800        0        0
HOLOGIC INC                    COM              436440101     4260   195400 SH       SOLE                   189400        0     6000
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     2474   253223 SH       SOLE                   253223        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107     8190   780000 SH       SOLE                   760000        0    20000
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115     1396   614999 SH       SOLE                   614999        0        0
PHI INC                        COM NON VTG      69336T205     4158   103502 SH       SOLE                   100802        0     2700
REIS INC                       COM              75936P105      366    66709 SH       SOLE                    66709        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104     1869   289312 SH       SOLE                   277312        0    12000
SAPIENT CORP                   COM              803062108     4079   635391 SH       SOLE                   635391        0        0
SMART BALANCE INC              COM              83169Y108     5362   743684 SH       SOLE                   722884        0    20800
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     3023   157610 SH       SOLE                   151110        0     6500
STANLEY INC                    COM              854532108     6478   193254 SH       SOLE                   183254        0    10000
VARIAN MED SYS INC             COM              92220P105       83     1600 SH       SOLE                        0        0     1600
WESTERN UN CO                  COM              959802109    10115   409199 SH       SOLE                   395299        0    13900
WYNDHAM WORLDWIDE CORP         COM              98310W108     4385   244833 SH       SOLE                   238133        0     6700